Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2055 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2055 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.86%)
Annual Return 2019	25.57%
Annual Return 2020	18.28%
Annual Return 2021	16.56%
Annual Return 2022	(18.20%)